Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

	Options granted on
	January 13, 2021	February 10, 2021	February 10, 2021	February 10, 2021

Vesting dates	January 13, 2022	February 10, 2022	February 10, 2022	February 10, 2022
	January 13, 2023	February 10, 2023	February 10, 2023	February 10, 2023
	January 13, 2024	February 10, 2024	February 10, 2024	February 10, 2024
	January 13, 2025	February 10, 2025	February 10, 2025	February 10, 2025
Volatility	81.42%	81.45%	87.66%	83.86%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.01%	0.11%	0.01%	0.05%
Fair value of option at grant date	£2.37	£2.74	£4.49	£4.49
Fair value of share at grant date	£3.92	£4.53	£4.53	£4.53
Exercise price at date of grant	£3.92	£4.53	£0.04	£0.04
Lapse date	January 13, 2031	February 10, 2031	—	February 10, 2031
Expected option life (years)	4.5	4.5	2.5	3.5
Number of options granted	200,000	872,775	91,888	337,000

	August 11, 2021	September 15, 2021	September 15, 2021	September 15, 2021

Vesting dates	August 11, 2022	Sept. 15, 2022	Sept. 15, 2022	Sept. 15, 2022
	August 11, 2023	Sept. 15, 2023	Sept. 15, 2023	Sept. 15, 2023
	August 11, 2024	Sept. 15, 2024	Sept. 15, 2024	Sept. 15, 2024
	August 11, 2025	Sept. 15, 2025	Sept. 15, 2025	Sept. 15, 2025
Volatility	81.07%	79.60%	82.06%	80.90%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.28%	0.21%	0.29%	0.36%
Fair value of option at grant date	£0.95	£1.67	£1.67	£1.04
Fair value of share at grant date	£1.57	£1.71	£1.71	£1.71
Exercise price at date of grant	£1.57	£0.04	£0.04	£1.71
Lapse date	August 11, 2031	—	Sept. 15, 2031	Sept. 15, 2031
Expected option life (years)	4.5	2.5	3.5	4.5
Number of options granted	430,000	140,650	603,900	1,488,700